Financial assets and financial liabilities (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ (540,052)	R$ 344,520	R$ (296,480)
Exposure [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	23,173
Increase in Foreign Currency Sensitivity +10% [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	2,317
Decrease in Foreign Currency Sensitivity -10% [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ (2,317)